Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 33,994	Taxes	CHILE	Tesorería General de la República [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]		Well
#: 2
	209,546	Royalties	CHILE	Corporación de Fomento de la Producción de Chile (CORFO) [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]		Well
#: 3
	43,145	Comm. Social Resp.	CHILE	Various Local Chilean Municipalities/Communities [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]	Lithium And Its Derivatives [Member]	Well
#: 4
	14,108	Royalties	CHILE	Corporación de Fomento de la Producción de Chile (CORFO) [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]		Well
#: 5
	3,590	Comm. Social Resp.	CHILE	Various Local Chilean Municipalities/Communities [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]	Lithium And Its Derivatives [Member]	Well
#: 6
	146,776	Taxes	CHILE	Tesorería General de la República [Member]	El Norte Grande Caliche [Member]	Nitrates and Iodine [Member]		Open Pit
#: 7
	$ 3,278	Comm. Social Resp.	CHILE	Various Local Chilean Municipalities/Communities [Member]	El Norte Grande Caliche [Member]	Nitrates and Iodine [Member]	Iodine and its Derivatives [Member]	Open Pit